Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Schedule II

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 Dec	2020 $m	2019 $m	2018 $m
Investment income, including dividends received from subsidiary undertakings	539	9,707	2,143
Investment expenses and charges	(320)	(515)	(549)
Gain on revaluation of M&G plc	—	3,649	—
Other charges:
Corporate expenditure	(266)	(713)	(346)
Foreign currency exchange (losses) gains	(19)	(18)	7
(Loss) Profit on ordinary activities before tax	(66)	12,110	1,255
Tax (charge) credit on profit on ordinary activities	(19)	145	135
(Loss) profit for the financial year	(85)	12,255	1,390

Other comprehensive income:
Items that may be reclassified subsequently to profit or loss
Exchange movements arising during the year	—	393	(428)
Items that will not be reclassified to profit or loss
Actuarial (losses) gains recognised in respect of the defined benefit pension scheme	—	(91)	25
Related tax	—	16	(4)
	—	318	(407)
Total comprehensive (loss) income for the year	(85)	12,573	983

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

	31 Dec 2020 $m	31 Dec 2019 $m
Non-current assets
Investments in subsidiary undertakings	12,682	10,444
Amounts owed by subsidiary undertakings	—	2,000
	12,682	12,444
Current assets
Amounts owed by subsidiary undertakings	6,722	6,352
Tax recoverable	—	66
Other debtors	5	4
Cash at bank and in hand	5	54
	6,732	6,476
Liabilities: amounts falling due within one year
Commercial paper	(501)	(520)
Amounts owed to subsidiary undertakings	(149)	(141)
Tax payable	(16)	(14)
Accruals and deferred income	(79)	(78)
	(745)	(753)
Net current assets	5,987	5,723
Total assets less current liabilities	18,669	18,167
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(4,332)	(4,304)
Debenture loans	(1,701)	(690)
Other borrowings	(350)	—
	(6,383)	(4,994)
Total net assets	12,286	13,173
Capital and reserves
Share capital	173	172
Share premium	2,637	2,625
Profit and loss account	9,476	10,376
Shareholders’ funds	12,286	13,173

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

				Total
	Share	Share	Profit and	shareholders'
	capital	premium	loss account	funds
	$m	$m	$m	$m
Balance at 1 Jan 2018	175	2,635	7,511	10,321
Impact of initial application of IFRS 9	—	—	(12)	(12)
Total comprehensive income for the year
Profit for the year	—	—	1,390	1,390
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	21	21
Foreign exchange translation differences due to change in presentation currency at 31 Dec 2018	—	—	(428)	(428)
Total comprehensive income for the year	—	—	983	983
Transactions with owners, recorded directly in equity
New share capital subscribed	1	22	—	23
Dividends	—	—	(1,662)	(1,662)
Foreign exchange translation differences due to change in presentation currency at 31 Dec 2018	(10)	(155)	—	(165)
Total contributions by and distributions to owners	(9)	(133)	(1,662)	(1,804)
Balance at 31 Dec 2018	166	2,502	6,820	9,488

Balance at 1 Jan 2019	166	2,502	6,820	9,488
Total comprehensive income for the year
Profit for the year	—	—	12,255	12,255
Actuarial loss recognised in respect of the defined benefit pension scheme	—	—	(75)	(75)
Foreign exchange translation differences due to change in presentation currency at 31 Dec 2019	—	—	393	393
Total comprehensive income for the year	—	—	12,573	12,573

Transactions with owners, recorded directly in equity
New share capital subscribed	—	22	—	22
Share based payment transactions	—	—	(4)	(4)
Dividend in specie of M&G plc	—	—	(7,379)	(7,379)
Other dividends	—	—	(1,634)	(1,634)
Foreign exchange translation differences due to change in presentation currency at 31 Dec 2019	6	101	—	107
Total contributions by and distributions to owners	6	123	(9,017)	(8,888)
Balance at 31 Dec 2019	172	2,625	10,376	13,173

Balance at 1 Jan 2020	172	2,625	10,376	13,173
Total comprehensive loss for the year	—	—	(85)	(85)
Transactions with owners, recorded directly in equity
New share capital subscribed	1	12	—	13
Share based payment transactions	—	—	(1)	(1)
Dividends	—	—	(814)	(814)
Total contributions by and distributions to owners	1	12	(815)	(802)
Balance at 31 Dec 2020	173	2,637	9,476	12,286

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2020 $m	2019 $m	2018 $m
Operating:
Net cash inflow from operating activities before interest and tax	273	6,015	1,868
Interest paid	(320)	(500)	(537)
Taxes received	93	117	130
Dividends paid	(814)	(1,634)	(1,662)
Net cash (outflow) inflow before financing	(768)	3,998	(201)
Financing:
Issue of ordinary share capital	13	22	23
Issue of borrowings	983	367	2,132
Repayment of borrowings	—	(863)	(1,381)
Transfer of debt to M&G plc prior to demerger of UK and Europe operations	—	(4,161)	—
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	(19)	(81)	(19)
Investment in subsidiary undertakings	112	118	(117)
Movement in net amount owed by subsidiary undertakings	(370)	626	(600)
Net cash inflow (outflow) from financing	719	(3,972)	38
Net cash (outflow) inflow for the year	(49)	26	(163)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
(Loss) profit on ordinary activities before tax	(66)	12,110	1,255
Add back: interest charged	320	515	558
Adjustments for non-cash items:
Fair value adjustments on derivatives	—	77	(28)
Pension scheme	—	(21)	28
Non-cash dividends received	—	(2,960)	—
Revaluation of M&G plc on distribution	—	(3,649)	—
Foreign currency exchange and other movements	8	(8)	26
(Increase) decrease in debtors	(1)	2	—
Increase (decrease) in creditors	12	(51)	29
Net cash inflow from operating activities	273	6,015	1,868

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2020

1Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

2Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost, less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Provisions are determined using the expected credit loss approach under IFRS 9.

Financial Instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as fair value through profit or loss, all of the financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loan either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument. Where modifications to borrowings do result in a substantial difference to the terms of the instrument, the instrument is treated as if it had been extinguished and replaced by a new instrument which is initially recognised at fair value and subsequently accounted for on an amortised cost basis using the effective interest method. Any costs or fees arising from such a modification are recognised as an expense when incurred.

Dividends

Interim dividends are recorded in the period in which they are paid.

Share premium

The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset , subject to restrictions based on future taxable profits,against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ’Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Following the demerger of M&G plc, it is unlikely that the UK tax group will have future taxable income which would enable a current tax credit or deferred tax asset to be recognised.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling $406 million from its consolidated subsidiary undertakings in 2020 (2019: $9,599 million; 2018: $1,996 million).

4Reconciliation from the FRS 101 parent company results to the IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS Standards as issued by the IASB, the international accounting standards as required by the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union.

The tables below provide a reconciliation between the FRS 101 parent company results and the IFRS Group results.

	2020 $m	2019 $m	2018 $m
Profit after tax
(Loss)/profit for the financial year of the Company in accordance with FRS 101note(i)	(85)	12,255	1,390
Accounting policy differencenote(ii)	(18)	15	7
Share in the IFRS result of the Group, net of distributions to the Companynote(iii)	2,221	(11,487)	2,622
Profit after tax of the Group attributable to equity holders in accordance with IFRS	2,118	783	4,019

	31 Dec 2020 $m	31 Dec 2019 $m
Shareholders' equity
Shareholders’ funds of the Company in accordance with FRS 101	12,286	13,173
Accounting policy differencenote(ii)	15	33
Share in the IFRS net equity of the Groupnote(iii)	8,577	6,271
Shareholders’ equity of the Group in accordance with IFRS	20,878	19,477

Notes

(i)	The Company's (loss) profit for the financial year includes distributions to the Company from subsidiaries.

(ii)	Accounting policy difference represents difference in accounting policy for expected credit losses on loan assets, the Company has adopted IFRS 9 while the Group applies IAS 39.

(iii)The 'share in the IFRS result and net equity of the Group' lines represent the parent company's equity in the earnings and net assets of its subsidiaries and associates.

The (loss ) profit for the year of the parent company in accordance with IFRS includes dividends received from subsidiary undertakings  (note 3). This debt instrument was settled in June 2020, in exchange for an issue of equity shares from an immediate subsidiary of the Company.

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Post balance sheet events

Dividends

The second interim ordinary dividend for the year ended 31 December 2020, which was approved by the Board of Directors after 31 December 2020, is described in note B5 of the Group IFRS financial statements.

Intention to demerge the Group's US operations in the second quarter of 2021

In January 2021, the Board announced that it had decided to pursue the separation of its US operations (Jackson) from the Group through a demerger, whereby shares in Jackson would be distributed to Prudential shareholders.

Subject to shareholder and regulatory approvals,  the planned demerger is expected to complete in the second quarter of 2021 and would lead to a significantly earlier separation of Jackson from the Group than would have been possible through a minority IPO and future sell-downs, which from market precedent may have lasted until 2023. At the point of demerger, Prudential is planning to retain a 19.9 per cent non-controlling interest in Jackson, which will be reported within the consolidated financial position as a financial investment at fair value. Subject to market conditions, the Group intends to monetise a portion of this investment to support investment in Asia within 12 months of the planned demerger, such that the Group will own less than 10 per cent at the end of such period.